OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281-1008

May 31, 2017

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Oppenheimer Municipal Fund on behalf of its series, Oppenheimer Rochester Limited Term Municipal Fund
Post-Effective Amendment No. 52 under the Securities Act
 and Amendment No. 53 under the Investment Company Act
File Nos. 33-08054; 811-04803

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the “Securities Act“), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), on behalf of Oppenheimer Rochester Limited Term Municipal Fund (the “Fund”). This filing constitutes Post-Effective Amendment No. 52 under the Securities Act and Amendment No. 53 under the Investment Company Act (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment has been tagged to indicate paragraphs that include changes from Post-Effective Amendment No. 51 to the Registration Statement. This filing is being made to (i) include updated performance and expense information; (ii) include a copy of a signed Independent Registered Public Accounting Firm’s consent, and incorporate by reference the audited financial statements of the Fund for the fiscal year ended September 30, 2016 and (iii) reflect other non-material changes permitted by Rule 485(b) under the Securities Act.

Pursuant to Rule 485(b)(4) under the Securities Act, the undersigned counsel, who prepared or reviewed the Amendment, hereby represents to the Securities and Exchange Commission (the “Commission“) that, to our knowledge, the Amendment does not contain disclosure which would render it ineligible to become effective pursuant to Rule 485(b). This filing is intended to become effective June 1, 2017, as indicated on the facing page.

The Commission Staff is requested to address any comments or questions you may have on this filing to:

Taylor V. Edwards
Senior Vice President and Managing Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281-1008
212-323-0310
tedwards@ofiglobal.com

Sincerely,
/s/ Taylor V. Edwards
Taylor V. Edwards Senior Vice President and Managing Counsel

cc:	Valerie Lithotomos, Esq. Kramer Levin Naftalis & Frankel LLP KPMG LLP Gloria LaFond